INTEREST INCOME (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 HKD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 HKD ($)
INTEREST INCOME
Interest income from Margin financing	$ 497,975		$ 221,648	$ 211,762
Interest income from Bank deposits	208,556		187,223	123,775
Interest income from IPO financing	184,226		12,658	2,921
Interest income from Securities lending	73,792		37,202	14,300
Interest income from Bridge loan	1,078		6,172	7,827
Total	$ 965,627	$ 124,542	$ 464,903	$ 360,585